Trade Accounts Receivables Factoring Agreement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	$ 117,925	$ 4,606	$ 48,278
Servicing fees	1,298	1,563	1,738
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Decrease in trade receivables	473,815	572,662
Servicing fees	$ 1,298	$ 1,563